Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events:

22.Subsequent Events:

22.1 On January 11, 2019, the Company entered into an index linked employment agreement for its 2014 built Newcastlemax drybulk carrier, the Marini, with TMS Dry. Under the charter, the gross rate is linked to the Baltic Capesize Index (BCI5TC) plus 16% and has an expected duration of 10 to 12 months. The transaction was approved by the independent members of the Company’s board of directors taking into account among other things the actual speed and consumption figures of the vessel, the terms of the proposed time charter party, fixtures of sister vessels the Company owns and general market activity.

22.2 As of February 28, 2019, the Company has repurchased a total of 17,388,081 shares of its common stock for an aggregate amount of $87,498, including fees, pursuant to the Company’s both repurchase programs (Note 14). The current outstanding number of shares of the Company’s common stock is 86,886,627.